Intellectual Property	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intellectual Property

4. Intellectual Property

Intellectual property as of December 31, 2021 and 2020 is summarized as follows:

	December 31,
	2021	2020

Finite lived assets - software	$213,181	$208,032
Less accumulated amortization	(197,887)	(157,065)
	15,294	50,967
Indefinite lived assets - internet domain names	164,415	–
Intellectual property, net	$179,709	$50,967

Amortization expense for the years ended December 31, 2021 and 2020 was $38,202 and $67,620, respectively. Amortization expense is included in software development costs in the Company's consolidated statement of operations.

The following schedule sets forth the remaining amortization of intellectual property as of December 31, 2021:

2022	$6,798
2023	6,798
2024	1,698
Total	$15,294